INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Amount of inventories recognized as expense	$ 90,978	$ 82,744